Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Preparation
The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America, or U.S. GAAP, and applicable rules and regulations of the Securities and Exchange Commission, or SEC, regarding interim financial reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP have been condensed or omitted, and accordingly the balance sheet as of December 31, 2018, and related disclosures, have been derived from the audited consolidated financial statements at that date but does not include all of the information required by GAAP for complete consolidated financial statements. These unaudited condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments (consisting only of normal recurring adjustments) that are necessary for the fair statement of the Company’s condensed consolidated financial information. The results of operations for the three months ended March 31, 2019 are not necessarily indicative of the results to be expected for the year ending December 31, 2019 or for any other interim period or for any other future year.
The accompanying interim unaudited condensed consolidated financial statements and related financial information should be read in conjunction with the audited consolidated financial statements and the related notes thereto for the year ended December 31, 2018 which are included elsewhere in the Company’s prospectus.
Principles of Consolidation
Through December 17, 2018, the condensed consolidated financial statements of the Company include the accounts of Silk Road Medical, Inc. and its consolidated variable interest entity (“VIE”), NeuroCo, Inc. On December 17, 2018, the Company acquired all assets and assumed all liabilities of its VIE. As a result of the Merger, NeuroCo merged into the Company with the Company being the surviving corporation. All intercompany balances and transactions have been eliminated in consolidation.
Pro Forma Balance Sheet Information
The pro forma consolidated balance sheet as of March 31, 2019 reflects: (i) the conversion of all outstanding shares of redeemable convertible preferred stock into shares of common stock immediately prior to the completion of the Company’s IPO; (ii) the cash and net exercise of the redeemable convertible preferred stock warrants into shares of common stock, based on the initial public offering price of $20.00 per share, and the related reclassification of the redeemable convertible warrant liability to common stock and additional paid-in-capital; and (iii) the cash and net exercise of the common stock warrants into shares of common stock, based on the initial public offering price of $20.00 per share. Shares of common stock sold in the IPO and contemplated to be sold in the Company’s planned public offering and related net proceeds are excluded from the pro forma information.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Management uses significant judgment when making estimates related to the common stock valuation and related stock-based compensation, the valuation of the redeemable convertible preferred stock warrants, the valuation of deferred tax assets, provisions for doubtful accounts receivable and excess and obsolete inventories, clinical trial accruals, and the reserves for sales returns. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Although these estimates are based on the Company’s knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.
Fair Value of Financial Instruments
The Company has evaluated the estimated fair value of its financial instruments as of December 31, 2018 and March 31, 2019. The carrying amounts of cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values because of the short-term nature of these instruments. Management believes that its borrowings bear interest at the prevailing market rates for instruments with similar characteristics; accordingly, the carrying value of this instrument approximates its fair value. Fair value accounting is applied to the redeemable convertible preferred stock warrant liability.
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. Cash equivalents are considered available-for-sale marketable securities and are recorded at fair value, based on quoted market prices. As of December 31, 2018 and March 31, 2019, the Company’s cash equivalents are entirely comprised of investments in money market funds.
Restricted cash as of December 31, 2018 and March 31, 2019 consists of a letter of credit of $310,000 representing collateral for the Company’s facility lease.
Concentration of Credit Risk, and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents and accounts receivable to the extent of the amounts recorded on the condensed consolidated balance sheet.
The Company’s policy is to invest in money market funds, which are classified as cash equivalents on the condensed consolidated balance sheet. The Company’s cash are held in Company accounts at two financial institutions and such amounts may exceed federally insured limits. The Company’s money market funds are invested in highly rated money market funds.
The Company provides for uncollectible amounts when specific credit problems are identified. In doing so, the Company analyzes historical bad debt trends, customer credit worthiness, current economic trends and changes in customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts.
The Company’s accounts receivable are due from a variety of health care organizations in the United States. At December 31, 2018 and March 31, 2019, no customer represented 10% or more of the Company’s accounts receivable. For the three months ended March 31, 2018 and March 31, 2019, there were no customers that represented 10% or more of revenue.
The Company manufactures certain of its commercial products in-house. Certain of the Company’s product components and sub-assemblies continue to be manufactured by sole suppliers, the most significant of which is the ENROUTE stent. Disruption in component or sub-assembly supply from these manufacturers or from in-house production would have a negative impact on the Company’s financial position and results of operations.
The Company is subject to certain risks, including that its devices may not be approved or cleared for marketing by governmental authorities or be successfully marketed. There can be no assurance that the Company’s products will achieve widespread adoption in the marketplace, nor can there be any assurance that existing devices or any future devices can be developed or manufactured at an acceptable cost and with appropriate performance characteristics. The Company is also subject to risks common to companies in the medical device industry, including, but not limited to, new technological innovations, dependence upon third-party payers to provide adequate coverage and reimbursement, dependence on key personnel and suppliers, protection of proprietary technology, product liability claims, and compliance with government regulations.
Existing or future devices developed by the Company may require approvals or clearances from the FDA or international regulatory agencies. In addition, in order to continue the Company’s operations, compliance with various federal and state laws is required. If the Company were denied or delayed in receiving such approvals or clearances, it may be necessary to adjust operations to align with the Company’s currently approved portfolio. If clearance for the products in the current portfolio were withdrawn by the FDA, this would have a material adverse impact on the Company.
Deferred Initial Public Offering Costs
Specific incremental legal, accounting and other fees and costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of the offering. In the event the Company’s planned IPO did not occur or was significantly delayed, all of the costs will be expensed. As of December 31, 2018 and March 31, 2019, there were $950,000 and $2,585,000, respectively, of initial public offering costs primarily consisting of legal and accounting fees that were capitalized in other non-current assets on the condensed consolidated balance sheet.
Leases
The Company adopted Accounting Standards Codification (“ASC”) 842, “Leases,” on January 1, 2019 and used the modified retrospective method for all leases not substantially completed as of the date of adoption and the package of practical expedients available in the standard. As a result of adopting ASC 842, the Company recorded an operating lease right-of-use (“ROU”) asset of $3,982,000 included within other non-current assets and operating lease liabilities of $5,190,000 included within accrued liabilities and other liabilities on the condensed consolidated balance sheet related to its facility lease, based on the present value of the future lease payments on the date of adoption. The operating lease right-of-use asset also includes adjustments for prepayments and excludes lease incentives. The adoption did not have an impact on prior periods or on its condensed consolidated statements of operations and comprehensive loss.
In accordance with ASC 842, the disclosure impact of adoption on the condensed consolidated balance sheet were as follows (in thousands):

Balance Sheet:	Balance at December 31, 2018	Adjustments Due to ASC 842	Balance at January 1, 2019
Other non-current assets	$—	$3,982	$3,982
Accrued liabilities	139	582	721
Other liabilities	1,069	3,400	4,469

The Company recognizes ROU assets and lease liabilities when it obtains the right to control an asset under a leasing arrangement with an initial term greater than twelve months. The Company evaluates the nature of each lease at the inception of an arrangement to determine whether it is an operating or financing lease and recognizes the right-of-use asset and lease liabilities based on the present value of future minimum lease payments over the expected lease term. The Company’s leases do not generally contain an implicit interest rate and therefore the Company uses the incremental borrowing rate it would expect to pay to borrow on a similar collateralized basis over a similar term in order to determine the present value of its lease payments. The Company’s considers renewal options in the determination of the lease term if the option to renew is reasonably certain. The Company has elected to account separately for contracts that contain lease and non-lease components consistent with its historical practice. Variable lease payments will be expensed as incurred.
Redeemable Convertible Preferred Stock Warrant Liability
The Company accounts for its warrants for shares of redeemable convertible preferred stock as a liability based upon the characteristics and provisions of each instrument. Redeemable convertible preferred stock warrants classified as a liability are initially recorded at their fair value on the date of issuance and are subject to remeasurement at each subsequent balance sheet date. Any change in fair value as a result of a remeasurement is recognized as a component of other income (expense), net in the condensed consolidated statements of operations and comprehensive loss.
Redeemable Convertible Preferred Stock
The Company records its redeemable convertible preferred stock at fair value on the dates of issuance, net of issuance costs. A redemption event will only occur upon the liquidation or winding up of the Company, a greater than 50% change in control, or sale of substantially all of the assets of the Company. In the event of a change of control of the Company, proceeds received from the sale of such shares will be distributed in accordance with the liquidation preferences set forth in the Company’s amended and restated certificate of incorporation unless the holders of redeemable convertible preferred stock otherwise agree or have converted their shares into shares of common stock. Therefore, redeemable convertible preferred stock is classified outside of stockholders’ deficit on the balance sheet as events triggering the liquidation preferences are not solely within the Company’s control. The Company is not required to adjust the carrying values of the redeemable convertible preferred stock to the redemption value of such shares since it is uncertain whether or when a redemption event will occur. Subsequent adjustments to increase the carrying values to the redemption values will be made only when it becomes probable that such redemption will occur.
Revenue Recognition
On January 1, 2018, the Company adopted ASC Topic 606, “Revenue from Contracts with Customers,” using the modified retrospective method applied to contracts which were not completed as of that date.  Revenue for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period revenue amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605, “Revenue Recognition.” Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.
Under ASC 606, assuming all other revenue recognition criteria have been met, the Company will recognize revenue earlier for arrangements where the Company has satisfied its performance obligations but have not issued invoices.  As of December 31, 2018 and March 31, 2019, the Company recorded $128,000 and $131,000, respectively, of unbilled receivables, which are included in accounts receivable, net on the condensed consolidated balance sheet, as the Company has an unconditional right to payment as of the end of the applicable period.
The Company’s revenue is generated from the sale of its products to hospitals and medical centers in the United States through direct sales representatives. Revenue is recognized when obligations under the terms of a contract with customers are satisfied, which occurs with the transfer of control of the Company’s products to its customers, either upon shipment of the product or delivery of the product to the customer under the Company’s standard terms and conditions.  The Company’s products are readily available for usage as soon as the customer possesses it. Upon receipt, the customer controls the economic benefits of the product, has significant risks and rewards, and the legal title. The Company has present right to payment; therefore, the transfer of control is deemed to happen at a point in time. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring the goods.
For sales where the Company’s sales representative hand delivers product directly to the hospital or medical center from the sales representative’s trunk stock inventory, the Company recognizes revenue upon delivery, which represents the point in time when control transfers to the customer. Upon delivery there are legally-enforceable rights and obligations between the parties which can be identified, commercial substance exists and collectibility is probable. For sales which are sent directly from the Company to hospitals and medical centers, the transfer of control occurs at the time of shipment or delivery of the product.  There are no further performance obligations by the Company or the sales representative to the customer after delivery under either method of sale. As allowed under the practical expedient, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which it recognizes revenue at the amount to which it has the right to invoice for services performed.
The Company is entitled to the total consideration for the products ordered by customers as product pricing is fixed according to the terms of customer contracts and payment terms are short. Payment terms fall within the one-year guidance for the practical expedient which allows the Company to forgo adjustment of the promised amount of consideration for the effects of a significant financing component. The Company excludes taxes assessed by governmental authorities on revenue-producing transactions from the measurement of the transaction price.
Costs associated with product sales include commissions and royalties. The Company applies the practical expedient and recognizes commissions and royalties as expense when incurred because the expense is incurred at a point in time and the amortization period is less than one year.  Commissions are recorded as selling expense and royalties are recorded as cost of revenue in the condensed consolidated statements of operations and comprehensive loss.
The Company accepts product returns at its discretion or if the product is defective as manufactured. The Company establishes estimated provisions for returns based on historical experience.  The Company elected to expense shipping and handling costs as incurred and includes them in the cost of goods sold. In those cases where the Company bills shipping and handling costs to customers, it will classify the amounts billed as a component of revenue.
Cost of Goods Sold
The Company manufactures certain of its portfolio of TCAR products at its facility and purchases other products from third party manufacturers. Cost of goods sold consists primarily of costs related to materials, components and subassemblies, manufacturing overhead costs, direct labor, reserves for excess, obsolete and non-sellable inventories as well as distribution-related expenses. A significant portion of the Company’s cost of goods sold currently consists of manufacturing overhead costs. These overhead costs include the cost of quality assurance, material procurement, inventory control, facilities, equipment and operations supervision and management. Cost of goods sold also includes depreciation expense for production equipment and certain direct costs such as shipping costs and royalties.
Stock–Based Compensation
The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) ASC 718, “Compensation-Stock Compensation.” ASC 718 requires the recognition of compensation expense, using a fair-value based method, for costs related to all share-based payments including stock options. ASC 718 requires companies to estimate the fair value of all share-based payment option awards on the date of grant using an option pricing model. The fair value of stock options is recognized over the period during which an optionee is required to provide services in exchange for the option award, known as the requisite service period (usually the vesting period), on a straight-line basis. For performance-based stock options, the Company will assess the probability of performance conditions being achieved in each reporting period. The amount of stock-based compensation expense recognized in any one period related to performance-based stock options can vary based on the achievement or anticipated achievement of the performance conditions. The Company accounts for option forfeitures as they occur.
Income Taxes
The Company accounts for income taxes under the liability method, whereby deferred tax assets and liabilities are determined based on the difference between the condensed consolidated financial statements and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. As the Company has historically incurred operating losses, it has established a full valuation allowance against its net deferred tax assets, and there is no provision for income taxes.
The Company also follows the provisions of ASC 740-10, “Accounting for Uncertainty in Income Taxes.” ASC 740-10 prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. No liability related to uncertain tax positions is recorded on the condensed consolidated financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as part of the provision for income taxes.
Net Loss per Share Attributable to Common Stockholders
Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the period, without consideration for potential dilutive common shares. Diluted net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock and warrants, and common stock options are considered to be potentially dilutive securities. Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential dilutive common shares would have been anti-dilutive.
The Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. The shares of the Company’s redeemable convertible preferred stock participate in any dividends declared by the Company and are therefore considered to be participating securities.
Net loss per share was determined as follows (in thousands, except share and per share data):

	Three Months Ended March 31,
	2018	2019
Net loss attributable to Silk Road Medical, Inc. common stockholders	$(5,408)	$(24,158)
Weighted average common stock outstanding used to compute net loss per share, basic and diluted	739,308	1,200,719
Net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted	$(7.31)	$(20.12)

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an antidilutive impact due to the Company’s net loss, in common stock equivalent shares:

	March 31,
	2018	2019
Redeemable convertible preferred stock outstanding	21,233,190	21,238,105
Redeemable convertible preferred stock warrants outstanding	2,672,502	2,667,587
Common stock options	4,431,797	4,138,635
Common stock warrants outstanding	—	7,527
	28,337,489	28,051,854

Pro Forma Net Loss per Share Attributable to Common Stockholders
The pro forma basic and diluted net loss per share has been computed to give effect to the conversion of the shares of redeemable convertible preferred stock into common stock immediately prior to the closing of the Company’s IPO, as if such conversion had occurred at the beginning of the period, and the cash and net exercise of the redeemable convertible preferred and common stock warrants, as if such exercise had occurred at the beginning of the period or the issuance date, if later. In addition, the numerator in the pro forma basic and diluted net loss per share calculation has been adjusted to remove the change in the fair value resulting from the remeasurement of the redeemable convertible preferred stock warrant liability as the redeemable convertible preferred stock warrants were cash and net exercised into common stock, and the related redeemable convertible preferred stock warrant liability reclassified to stockholders’ deficit immediately prior to the IPO closing. The denominator in the pro forma basic and diluted net loss per share calculation has been adjusted to include (i) the conversion of all outstanding shares of redeemable convertible preferred stock and (ii) the number of shares into which the redeemable convertible preferred stock warrants and common stock warrants were converted upon their cash or net exercise immediately prior to the closing of the IPO, based on the initial public offering price of $20.00 per share. The unaudited pro forma net loss per share does not include the shares of common stock contemplated to be sold in the Company’s planned public offering and related net proceeds.
Unaudited pro forma basic and diluted loss per share is computed as follows (in thousands, except share and per share data):

Three Months Ended March 31,
2019

Numerator:
Net loss and comprehensive loss attributable to Silk Road Medical, Inc. common stockholders	$(24,158)
Adjust: Change in fair value of redeemable convertible preferred stock warrants	15,712
Pro forma net loss	$(8,446)
Denominator:
Weighted average common shares used to compute net loss per share, basic and diluted	1,200,719
Adjust: Conversion of redeemable convertible preferred stock	21,233,190
Adjust: Cash and net exercise of redeemable convertible preferred stock warrants into common stock	1,941,105
Adjust: Cash and net exercise of common stock warrants into common stock	5,970
Weighted average common shares used to compute pro forma net loss per share, basic and diluted	24,380,984
Pro forma net loss per share, basic and diluted	$(0.35)

Comprehensive Loss
For the three months ended March 31, 2018 and March 31, 2019, there was no difference between comprehensive loss and the Company’s net loss.
Segment and Geographical Information
The Company operates and manages its business as one reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. All of the Company’s long-lived assets are based in the United States. Long-lived assets are comprised of property and equipment. All of the Company’s revenue was in the United States for the three months ended March 31, 2018 and March 31, 2019, based on the shipping location of the external customer.
Summary of Significant Accounting Policies
Basis of Preparation
The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its consolidated subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.
Principles of Consolidation
As of December 31, 2017, the consolidated financial statements of the Company include the accounts of Silk Road Medical, Inc. and its consolidated variable interest entity (“VIE”). Disclosure regarding the Company’s participation in the VIE is included in Note 12, “Variable Interest Entity – NeuroCo”. On December 17, 2018, the Company acquired all assets and assumed all liabilities of its VIE. All intercompany balances and transactions have been eliminated in consolidation.
Variable Interest Entity
As of December 31, 2017, the Company had an interest in a VIE. Determining whether to consolidate a VIE requires judgment in assessing (i) whether an entity is a VIE and (ii) if the Company is the entity’s primary beneficiary and thus required to consolidate the entity. To determine if the Company is the primary beneficiary of a VIE, the Company evaluates whether it has (i) the power to direct the activities that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company’s evaluation includes identification of significant activities and an assessment of its ability to direct those activities.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Management uses significant judgment when making estimates related to the common stock valuation and related stock-based compensation, the valuation of the redeemable convertible preferred stock warrants, the valuation of deferred tax assets, provisions for doubtful accounts receivable and excess and obsolete inventories, clinical trial accruals, and the reserves for sales returns. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Although these estimates are based on the Company’s knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.
Fair Value of Financial Instruments
The Company has evaluated the estimated fair value of its financial instruments as of December 31, 2017 and 2018. The carrying amounts of cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values because of the short-term nature of these instruments. Management believes that its borrowings bear interest at the prevailing market rates for instruments with similar characteristics; accordingly, the carrying value of this instrument approximates its fair value. Fair value accounting is applied to the redeemable convertible preferred stock warrant liability.
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. Cash equivalents are considered available-for-sale marketable securities and are recorded at fair value, based on quoted market prices. As of December 31, 2017 and 2018, the Company’s cash equivalents are entirely comprised of investments in money market funds.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31,
	2017	2018
Cash and cash equivalents	$33,331	$24,990
Restricted cash	510	310
Total cash, cash equivalents and restricted cash	$33,841	$25,300

Restricted cash as of December 31, 2017 and 2018 consists of a letter of credit of $310,000 representing collateral for the Company’s facility lease. As of December 31, 2017, restricted cash additionally included a certificate of deposit of $200,000 associated with the Company’s corporate credit cards.
Concentration of Credit Risk, and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents and accounts receivable to the extent of the amounts recorded on the consolidated balance sheet.
The Company’s policy is to invest in money market funds, which are classified as cash equivalents on the consolidated balance sheet. The Company’s cash are held in Company accounts at two financial institutions and such amounts may exceed federally insured limits. The Company’s money market funds are invested in highly rated money market funds.
The Company provides for uncollectible amounts when specific credit problems are identified. In doing so, the Company analyzes historical bad debt trends, customer credit worthiness, current economic trends and changes in customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts.
The Company’s accounts receivable are due from a variety of health care organizations in the United States. At December 31, 2017 and 2018, no customer represented 10% or more of the Company’s accounts receivable. For the years ended December 31, 2017 and 2018, there were no customers that represented 10% or more of revenue.
The Company manufactures certain of its commercial products in-house. Certain of the Company’s product components and sub-assemblies continue to be manufactured by sole suppliers, the most significant of which is the ENROUTE stent. Disruption in component or sub-assembly supply from these manufacturers or from in-house production would have a negative impact on the Company’s financial position and results of operations.
The Company is subject to certain risks, including that its devices may not be approved or cleared for marketing by governmental authorities or be successfully marketed. There can be no assurance that the Company’s products will achieve widespread adoption in the marketplace, nor can there be any assurance that existing devices or any future devices can be developed or manufactured at an acceptable cost and with appropriate performance characteristics. The Company is also subject to risks common to companies in the medical device industry, including, but not limited to, new technological innovations, dependence upon third-party payers to provide adequate coverage and reimbursement, dependence on key personnel and suppliers, protection of proprietary technology, product liability claims, and compliance with government regulations.
Existing or future devices developed by the Company may require approvals or clearances from the FDA or international regulatory agencies. In addition, in order to continue the Company’s operations, compliance with various federal and state laws is required. If the Company were denied or delayed in receiving such approvals or clearances, it may be necessary to adjust operations to align with the Company’s currently approved portfolio. If clearance for the products in the current portfolio were withdrawn by the FDA, this would have a material adverse impact on the Company.
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company estimates allowances for doubtful accounts and for product returns. Specifically, the Company makes estimates on the collectability of customer accounts and sales returns and allowances based primarily on analysis of historical trends and experience and changes in customers’ financial condition. The Company uses its judgment, based on the best available facts and circumstances, and records an allowance against amounts due to reduce the receivable to the amount that is expected to be collected. These specific allowances are reevaluated and adjusted as additional information is received that impacts the amount reserved. To date, the Company has not experienced material credit-related losses.
Inventories
Inventories are valued at the lower of cost to purchase or manufacture the inventory or net realizable value. Cost is determined using the first-in, first-out method for all inventories. Net realizable value is determined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company regularly reviews inventory quantities in consideration of actual loss experiences, projected future demand, and remaining shelf life to record a provision for excess and obsolete inventory when appropriate. The Company’s policy is to write down inventory that has become obsolete, inventory that has a cost basis in excess of its expected lower of cost or net realizable value, and inventory in excess of expected requirements. The estimate of excess quantities is judgmental and primarily dependent on the Company’s estimates of future demand for a particular product. If the estimate of future demand is too high, the Company may have to increase the reserve for excess inventory for that product and record a charge to the cost of goods sold.
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation or amortization. Repairs and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, typically three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful economic life of the asset. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized.
Deferred Initial Public Offering Costs
Specific incremental legal, accounting and other fees and costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of the offering. In the event the Company’s planned IPO does not occur or is significantly delayed, all of the costs will be expensed. As of December 31, 2018 there were $950,000 of offering costs primarily consisting of legal and accounting fees that were capitalized in other non-current assets on the consolidated balance sheet. No deferred offering costs were capitalized as of December 31, 2017.
Impairment of Long-Lived Assets
The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. If indicators of impairment exist, an impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying amount. Impairment, if any, is measured as the amount by which the carrying amount of the long-lived assets exceeds their fair value. The Company did not record any impairment of long-lived assets for the years ended December 31, 2017 and 2018.
Redeemable Convertible Preferred Stock Warrant Liability
The Company accounts for its warrants for shares of redeemable convertible preferred stock as a liability based upon the characteristics and provisions of each instrument. Redeemable convertible preferred stock warrants classified as a liability are initially recorded at their fair value on the date of issuance and are subject to remeasurement at each subsequent balance sheet date. Any change in fair value as a result of a remeasurement is recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss.
Redeemable Convertible Preferred Stock
The Company records its redeemable convertible preferred stock at fair value on the dates of issuance, net of issuance costs. A redemption event will only occur upon the liquidation or winding up of the Company, a greater than 50% change in control, or sale of substantially all of the assets of the Company. In the event of a change of control of the Company, proceeds received from the sale of such shares will be distributed in accordance with the liquidation preferences set forth in the Company’s amended and restated certificate of incorporation unless the holders of redeemable convertible preferred stock otherwise agree or have converted their shares into shares of common stock. Therefore, redeemable convertible preferred stock is classified outside of stockholders’ deficit on the balance sheet as events triggering the liquidation preferences are not solely within the Company’s control. The Company is not required to adjust the carrying values of the redeemable convertible preferred stock to the redemption value of such shares since it is uncertain whether or when a redemption event will occur. Subsequent adjustments to increase the carrying values to the redemption values will be made only when it becomes probable that such redemption will occur.
Revenue Recognition
On January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers,” using the modified retrospective method applied to contracts which were not completed as of that date.  Revenue for the year ended December 31, 2018 is presented under ASC 606, while prior period revenue amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605, “Revenue Recognition.” Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.
Under ASC 606, assuming all other revenue recognition criteria have been met, the Company will recognize revenue earlier for arrangements where the Company has satisfied its performance obligations but have not issued invoices.  As of December 31, 2018, the Company recorded $128,000 of unbilled receivables, which are included in accounts receivable, net on the consolidated balance sheet, as the Company has an unconditional right to payment as of the end of the applicable period.
The Company recognized the cumulative effect of initially applying ASC 606 as an adjustment to the opening balance of accumulated deficit.  The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of ASC 606 were as follows (in thousands):

	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
Accounts receivable, net	$5,215	$136	$5,351
Inventories	3,248	(46)	3,202
Accrued liabilities	3,109	4	3,113
Accumulated deficit	(101,556)	87	(101,469)
In accordance with ASC 606, the disclosure of the impact of adoption on the consolidated balance sheet and statement of operations and comprehensive loss were as follows (in thousands):

	Year Ended December 31, 2018
	Balance As Reported	Balance Before ASC 606 Adoption	Effect of Change
Balance sheet:
Accounts receivable, net	$4,520	$4,494	$26
Inventories	5,744	5,766	(22)
Accrued liabilities	7,586	7,586	—
Accumulated deficit	(139,111)	(139,107)	(4)
Statement of operations and comprehensive loss:
Revenue	34,557	34,583	(26)
Cost of goods sold	10,874	10,852	22

The Company’s revenue is generated from the sale of its products to hospitals and medical centers in the United States through direct sales representatives. Revenue is recognized when obligations under the terms of a contract with customers are satisfied, which occurs with the transfer of control of the Company’s products to its customers, either upon shipment of the product or delivery of the product to the customer under the Company’s standard terms and conditions.  The Company’s products are readily available for usage as soon as the customer possesses it. Upon receipt, the customer controls the economic benefits of the product, has significant risks and rewards, and the legal title. The Company has present right to payment; therefore, the transfer of control is deemed to happen at a point in time. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring the goods.
For sales where the Company’s sales representative hand delivers product directly to the hospital or medical center from the sales representative’s trunk stock inventory, the Company recognizes revenue upon delivery, which represents the point in time when control transfers to the customer. Upon delivery there are legally-enforceable rights and obligations between the parties which can be identified, commercial substance exists and collectibility is probable. For sales which are sent directly from the Company to hospitals and medical centers, the transfer of control occurs at the time of shipment or delivery of the product.  There are no further performance obligations by the Company or the sales representative to the customer after delivery under either method of sale. As allowed under the practical expedient, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which it recognizes revenue at the amount to which it has the right to invoice for services performed.
The Company is entitled to the total consideration for the products ordered by customers as product pricing is fixed according to the terms of customer contracts and payment terms are short. Payment terms fall within the one-year guidance for the practical expedient which allows the Company to forgo adjustment of the promised amount of consideration for the effects of a significant financing component. The Company excludes taxes assessed by governmental authorities on revenue-producing transactions from the measurement of the transaction price.
Costs associated with product sales include commissions and royalties. The Company applies the practical expedient and recognizes commissions and royalties as expense when incurred because the expense is incurred at a point in time and the amortization period is less than one year.  Commissions are recorded as selling expense and royalties are recorded as cost of revenue in the consolidated statements of operations and comprehensive loss.
The Company accepts product returns at its discretion or if the product is defective as manufactured. The Company establishes estimated provisions for returns based on historical experience.  The Company elected to expense shipping and handling costs as incurred and includes them in the cost of goods sold. In those cases where the Company bills shipping and handling costs to customers, it will classify the amounts billed as a component of revenue.
As noted, revenue for the year ended December 31, 2018 is presented under ASC 606, while prior period revenue amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605, “Revenue Recognition.” Under ASC 605, the Company recognized revenue when all of the following criteria were met:

•	persuasive evidence of an arrangement exists;

•	the sales price is fixed or determinable;

•	collection of the relevant receivable is reasonably assured at the time of sale; and

•	delivery has occurred or services have been rendered.
The Company recognized revenue when title to the goods and risk of loss transferred to the customer, which was upon shipment of the product under the Company’s standard terms and conditions. The Company estimated reductions in revenue for potential returns of products by customers. In making such estimates, management analyzed historical returns, current economic trends and changes in customer demand and acceptance of its products. The Company expensed shipping and handling costs as incurred and included them in the cost of goods sold. In those cases where the Company billed shipping and handling costs to customers, it would classify the amounts billed as a component of revenue.
Cost of Goods Sold
The Company manufactures certain of its portfolio of TCAR products at its facility and purchases other products from third party manufacturers. Cost of goods sold consists primarily of costs related to materials, components and subassemblies, manufacturing overhead costs, direct labor, reserves for excess, obsolete and non-sellable inventories as well as distribution-related expenses. A significant portion of the Company’s cost of goods sold currently consists of manufacturing overhead costs. These overhead costs include the cost of quality assurance, material procurement, inventory control, facilities, equipment and operations supervision and management. Cost of goods sold also includes depreciation expense for production equipment and certain direct costs such as shipping costs and royalties.
Research and Development
The Company expenses research and development costs as incurred. Research and development expenses consist primarily of engineering, product development, clinical studies to develop and support the Company’s products, regulatory expenses, medical affairs and other costs associated with products and technologies that are in development. Research and development expenses include employee compensation, including stock-based compensation, supplies, consulting, prototyping, testing, materials, travel expenses, depreciation and an allocation of facility overhead expenses. Additionally, research and development expenses include costs associated with our clinical studies including clinical trial design, clinical site reimbursement, data management, travel expenses and the cost of products used for clinical trials and internal and external costs associated with the Company’s regulatory compliance and quality assurance functions, including the costs of outside consultants and contractors that assist in the process of submitting and maintaining regulatory filings, and overhead costs.
Clinical Trials
The Company accrues and expenses costs for its clinical trial activities performed by third parties, including clinical research organizations and other service providers, based upon estimates of the work completed over the life of the individual study in accordance with associated agreements. The Company determines these estimates through discussion with internal personnel and outside service providers as to progress or stage of completion of trials or services pursuant to contracts with clinical research organizations and other service providers and the agreed-upon fee to be paid for such services.
Advertising Costs
The Company expenses advertising costs as incurred. Advertising costs include design and production costs, including website development, physician and patient testimonial videos, written media campaigns, and other items. Advertising costs of $218,000 and $186,000 were expensed during the years ended December 31, 2017 and 2018, respectively.
Foreign Currency
The Company records net gains and losses resulting from foreign exchange transactions as a component of foreign currency exchange gains or losses in other income (expense), net. The Company had no material foreign currency exchange gains or losses during the years ended December 31, 2017 and 2018.
Stock–Based Compensation
The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Compensation-Stock Compensation.” ASC 718 requires the recognition of compensation expense, using a fair-value based method, for costs related to all share-based payments including stock options. ASC 718 requires companies to estimate the fair value of all share-based payment option awards on the date of grant using an option pricing model. The fair value of stock options is recognized over the period during which an optionee is required to provide services in exchange for the option award, known as the requisite service period (usually the vesting period), on a straight-line basis. For performance-based stock options, the Company will assess the probability of performance conditions being achieved in each reporting period. The amount of stock-based compensation expense recognized in any one period related to performance-based stock options can vary based on the achievement or anticipated achievement of the performance conditions.
In March 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-09, “Stock Compensation (Topic 718): Improvements to Employee Shared-Based Payment Accounting.”  Under ASU 2016-09, entities are permitted to make an accounting policy election to either estimate forfeitures on share-based payment awards, as previously required, or to recognize forfeitures as they occur. The Company made an accounting policy election to account for forfeitures as they occur. This change has been applied on a modified retrospective basis, resulting in a cumulative-effect adjustment to increase accumulated deficit by $13,000 as of January 1, 2018, the date of adoption.
Prior to January 1, 2018, the Company accounted for equity instruments issued to nonemployees in accordance with ASC 505-50 “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods or Services.” Equity instruments issued to nonemployees were recorded at their fair value on the measurement date and were subject to periodic adjustments as the underlying equity instruments vest. The Company believed that the fair value of the equity instrument was more reliably measured than the fair value of the services received.
Income Taxes
The Company accounts for income taxes under the liability method, whereby deferred tax assets and liabilities are determined based on the difference between the consolidated financial statements and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.
The Company also follows the provisions of ASC 740-10, “Accounting for Uncertainty in Income Taxes.” ASC 740-10 prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. No liability related to uncertain tax positions is recorded on the consolidated financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as part of the provision for income taxes.
Net Loss per Share Attributable to Common Stockholders
Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period, without consideration for potential dilutive common shares. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock and warrants, and common stock options are considered to be potentially dilutive securities. Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential dilutive common shares would have been anti-dilutive.
The Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. The shares of the Company’s redeemable convertible preferred stock participate in any dividends declared by the Company and are therefore considered to be participating securities.
Net loss per share was determined as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2017	2018
Net loss attributable to Silk Road Medical, Inc. common stockholders	$(19,356)	$(37,629)
Weighted average common stock outstanding used to compute net loss per share, basic and diluted	434,158	960,882
Net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted	$(44.58)	$(39.16)

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an antidilutive impact due to the Company’s net loss, in common stock equivalent shares:

	December 31,
	2017	2018
Redeemable convertible preferred stock outstanding	21,233,190	21,233,190
Redeemable convertible preferred stock warrants outstanding	2,672,502	2,672,502
Common stock options	4,308,890	4,364,377
Common stock warrants outstanding	—	7,527
	28,214,582	28,277,596

Unaudited Pro Forma Net Loss per Share Attributable to Common Stockholders
The unaudited pro forma basic and diluted net loss per share has been computed to give effect to the conversion of the shares of redeemable convertible preferred stock into common stock immediately prior to the closing of the Company’s IPO, as if such conversion had occurred at the beginning of the period, and both the cash and net exercise of the redeemable convertible preferred and common stock warrants, as if such exercise had occurred at the beginning of the period or the issuance date, if later. In addition, the numerator in the pro forma basic and diluted net loss per share calculation has been adjusted to remove the change in the fair value resulting from the remeasurement of the redeemable convertible preferred stock warrant liability as the redeemable convertible preferred stock warrants were cash or net exercised into common stock, and the related redeemable convertible preferred stock warrant liability will be reclassified to stockholders’ deficit immediately prior to the closing of the IPO. The denominator in the pro forma basic and diluted net loss per share calculation has been adjusted to include (i) the conversion of all outstanding shares of redeemable convertible preferred stock and (ii) the number of shares into which the redeemable convertible preferred stock warrants and common stock warrants were converted upon their cash or net exercise immediately prior to the closing of the IPO, based on the initial public offering price of $20.00 per share. The unaudited pro forma net loss per share does not include the shares to be sold and related proceeds received from the IPO.
Unaudited pro forma basic and diluted loss per share is computed as follows (in thousands, except share and per share data):

Year Ended December 31,
2018
(unaudited)
Numerator:
Net loss and comprehensive loss attributable to Silk Road Medical, Inc. common stockholders	$(37,629)
Adjust: Change in fair value of redeemable convertible preferred stock warrants	11,906
Pro forma net loss	$(25,723)
Denominator:
Weighted average common shares used to compute net loss per share, basic and diluted	960,882
Adjust: Conversion of redeemable convertible preferred stock	21,233,190
Adjust: Cash and net exercise of redeemable convertible preferred stock warrants into common stock warrants	1,940,450
Adjust: Cash and net exercise of common stock warrants into common stock	246
Weighted average common shares used to compute pro forma net loss per share, basic and diluted	24,134,768
Pro forma net loss per share, basic and diluted	$(1.07)

Comprehensive Loss
For the years ended December 31, 2017 and 2018, there was no difference between comprehensive loss and the Company’s net loss.
Segment and Geographical Information
The Company operates and manages its business as one reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. All of the Company’s long-lived assets are based in the United States. Long-lived assets are comprised of property and equipment. All of the Company’s revenue was in the United States for the years ended December 31, 2017 and 2018, based on the shipping location of the external customer.